UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June  30,  2012
                                               ------------------------

Check here if Amendment [X]; Amendment Number:     1
                                                  -------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Partners, L.P.
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Address:   375 Park Avenue
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           New York, NY 10152
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Form 13F File Number:  028-13856
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey H. Aronson
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Title:     Authorized Person
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Phone:     (212) 672-5000
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Signature, Place, and Date of Signing:

      /s/ Jeffrey H. Aronson         New York, NY             8/16/12
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Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             9
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Form 13F Information Table Entry Total:        3
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Form 13F Information Table Value Total:       $265,007
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                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number        Name

     1          028-13860          Centerbridge Credit Partners
                                   General Partner, L.P.
     2          028-13859          Centerbridge Credit Partners
                                   Offshore General Partner, L.P.
     3          028-13862          Centerbridge Credit Advisors,
                                   L.L.C.
     4          028-13861          Centerbridge Partners Holdings, LLC
     5          028-13858          Jeffrey H. Aronson
     6          028-13857          Mark T. Gallogly
     7          028-14393          Centerbridge Special Credit
                                   Partners General Partner, L.P.
     8          028-14395          Centerbridge Special Credit
                                   Advisors, L.L.C.
     9          028-14392          Centerbridge Special GP
                                   Investors, L.L.C.



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- ----------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS      SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- ----------- ---------- ------ ----
DELPHI AUTOMOTIVE PLC        SHS              G27823106   69,130  2,710,992 SH       DEFINED    1,3,4,5,6    2,710,992
DELPHI AUTOMOTIVE PLC        SHS              G27823106  120,558  4,727,783 SH       DEFINED    2,3,4,5,6    4,727,783
DELPHI AUTOMOTIVE PLC        SHS              G27823106   75,319  2,953,668 SH       DEFINED    4,5,6,7,8,9  2,953,668
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